Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)			12 Months Ended
	Feb. 09, 2026	Jun. 28, 2025	Dec. 31, 2025	Jun. 30, 2026
Real Estate Properties [Line Items]
Cash equivalents			$ 6,081	$ 229,394
FDIC Coverage limit			$ 250,000	250,000
Shares subject to forfeiture		750,000	750,000
Cash and marketable securities held in Trust Account			$ 0	$ 174,896,125
Units [Member] | IPO [Member]
Real Estate Properties [Line Items]
Stock Issued During Period, Shares	17,250,000
Shares Issued, Price Per Share			$ 10
Public Warrants [Member]
Real Estate Properties [Line Items]
Class of Warrant or Right, Outstanding			0	8,625,000
Private Placement Warrants [Member]
Real Estate Properties [Line Items]
Class of Warrant or Right, Outstanding			0	139,733